WARRANTS AND DERIVATIVE WARRANT LIABILITY (Details Textual) (USD $)	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2013 Equity Classified Warrants [Member]	Jan. 31, 2013 Equity Classified Warrants [Member]	Dec. 31, 2012 Equity Classified Warrants [Member]	Dec. 31, 2013 Liability Classified Warrants [Member]	Dec. 31, 2012 Liability Classified Warrants [Member]
Warrants And Derivative Warrant Liability [Line Items]
Warrants Exercised		537,722	37,301					242,000	437,000
Proceeds from Warrant Exercises		$ 404,000	$ 700,000
Warrants Exercised on Cashless Basis		1,000,000	78,333
Shares Issued During Period Upon Exercise of Warrants		325,670	537,722
Share-based Compensation Expense Recognized for Warrants Issued to Consultants		2,000	14,000
Common Stock Purchase Warrants Issued Shares	686,420				3,600,024	776,204
Share-based Compensation Arrangement, Warrants Issued to Placement Agent					266,668		18,410
Share-based Compensation Arrangement, Warrants Issued to Investors					3,333,356		71,374
Warrants Weighted Average Fair Value			$ 1.31		$ 1.75		$ 3.00
Derivative, Gain on Derivative		1,100,000
Derivative, Loss on Derivative			1,000,000
Share Based Compensation ArrangementWarrants Issued To Consultants (in Shares)			18,000
Derivative Liability		$ 0	$ 1,176,000	$ 1,734,000				$ 80,000	$ 608,000